Inventories - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Inventories [Abstract]
Cost of inventories recognized as expense during period	CAD 12,856	CAD 9,964	CAD 10,618